Organization and Business Operations (Details)											9 Months Ended	12 Months Ended
	Jul. 22, 2023	Jan. 06, 2023 USD ($) $ / shares shares	Nov. 15, 2022 USD ($) $ / shares shares	Jul. 18, 2022 USD ($)	Jul. 14, 2022 USD ($) $ / shares shares	Jun. 20, 2022 USD ($)	Sep. 05, 2021 shares	Jul. 22, 2021 USD ($) $ / shares shares	Jun. 25, 2021 USD ($) shares	Apr. 07, 2021 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)
Organization and Business Operations
Purchase price, per unit | $ / shares											$ 10.00	$ 10.22
Price of warrant | $ / shares												$ 1.00
Aggregate purchase price												$ 25,000
Number of shares issued | shares												2,000,000
Condition for future business combination number of businesses minimum												1
Cash held outside of the trust account												$ 175,788
Loans convertible into warrants												$ 1,500,000
Condition for future business combination use of proceeds percentage												80
Condition for future business combination threshold percentage ownership												50
Condition for future business combination threshold net tangible assets												$ 5,000,001
Redeem price per share | $ / shares											$ 10.00	$ 10.22
Redemption limit percentage without prior consent												15
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)												100.00%
Maturity period								185 days				185 days
Redemption period upon closure												10 days
Maximum interest to pay dissolution expenses												$ 100,000
Amount drawn down under working capital				$ 490,000		$ 360,000						662,000
Cash withdrawn from Trust Account in connection with redemption												$ 70,573,278
Business combination agreement
Organization and Business Operations
Price per share | $ / shares			$ 10.00
PIPE Subscription Agreement
Organization and Business Operations
Number of units sold | shares			3,000,000
Proposed transaction committed common stock			$ 30,000,000
Price per share | $ / shares												$ 10.00
Subsequent Event
Organization and Business Operations
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)	100.00%
Redemption of ordinary shares | shares		96,991
Cash withdrawn from Trust Account in connection with redemption		$ 1,004,600
Initial deposit into Trust Account		$ 42,802
Monthly deposit of per share amount in trust account to complete business combination | $ / shares		$ 0.05
Agreed monthly deposit in trust account to complete business combination		$ 42,802
Aggregate deposit in trust account													$ 317,107
Assets held-in-trust													$ 9,092,522
Amount drawn down as of date		$ 962,000
IPO
Organization and Business Operations
Number of units sold | shares								8,000,000
Purchase price, per unit | $ / shares								$ 10.00
Gross proceeds								$ 80,000,000				$ 2,800,000
Underwriting option period								45 days
Offering costs								$ 2,058,249
Additional units purchased | shares								1,200,000
Redeem price per share | $ / shares								$ 10.00
Private Placement | Private Warrants
Organization and Business Operations
Sale of Private Placement Warrants (in shares) | shares												3,400,000
Price of warrant | $ / shares												$ 1.00
Proceeds from sale of private placement												$ 3,400,000
Over-allotment option
Organization and Business Operations
Purchase price, per unit | $ / shares								10.00
Redeem price per share | $ / shares								$ 10.00
Founder shares
Organization and Business Operations
Number of shares issued | shares												2,000,000
Founder shares | Over-allotment option
Organization and Business Operations
Forfeiture of Founder Shares in connection with the expiration of overallotment option | shares							300,000
Working Capital loans
Organization and Business Operations
Amount drawn down as of date												$ 662,000
Ordinary Shares Subject To Possible Redemption
Organization and Business Operations
Number of units sold | shares											8,000,000
Redemption of ordinary shares | shares					7,046,967
Cash withdrawn from Trust Account in connection with redemption					$ 70,573,278
Monthly deposit of per share amount in trust account to complete business combination | $ / shares					$ 0.033
Agreed monthly deposit in trust account to complete business combination					$ 31,450
Aggregate deposit in trust account												$ 188,700
Ordinary Shares Subject To Possible Redemption | Subsequent Event
Organization and Business Operations
Redemption price per share | $ / shares		$ 10.36
Redemption of ordinary shares | shares		96,991
Cash withdrawn from Trust Account in connection with redemption		$ 1,004,600
Sponsor
Organization and Business Operations
Purchase price, per unit | $ / shares										$ 0.009
Aggregate purchase price										$ 25,000
Number of shares issued | shares										2,875,000
Redeem price per share | $ / shares										$ 0.009
Representative Designee | Founder shares
Organization and Business Operations
Aggregate purchase price									$ 3,675
Number of shares issued | shares									422,581